Note 3 - Commitments	3 Months Ended
Mar. 13, 2012
Notes
Note 3 - Commitments

NOTE 3 - COMMITMENTS

As of March 13, 2012, all activities of the Company have been conducted by corporate officers from either their homes or business offices.  Currently, there are no outstanding debts owed by the company for the use of these facilities and there are no commitments for future use of the facilities.